As filed with the Securities and Exchange Commission on February 15, 2013

File No. 033-65137

File No. 811-07455

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 62

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940

Amendment No. 63

(Check appropriate box or boxes)

Virtus Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on                          pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on                          or at such later date as the Commission shall order pursuant to paragraph (a)(2)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on                          pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 62 relates to the following funds:

Virtus Allocator Premium AlphaSectorSM Fund

Virtus AlphaSectorSM Rotation Fund

Virtus Alternatives Diversifier Fund

Virtus Bond Fund

Virtus CA Tax-Exempt Bond Fund

Virtus Disciplined Equity Style Fund

Virtus Disciplined Select Bond Fund

Virtus Disciplined Select Country Fund

Virtus Dynamic AlphaSectorSM Fund

Virtus Emerging Markets Debt Fund

Virtus Emerging Markets Equity Income Fund

Virtus Foreign Opportunities Fund

Virtus Global Commodities Stock Fund

Virtus Global Dividend Fund

Virtus Global Opportunities Fund

Virtus Global Premium AlphaSectorSM Fund

Virtus Global Real Estate Securities Fund

Virtus Greater Asia ex Japan Opportunities Fund

Virtus Greater European Opportunities Fund

Virtus Herzfeld Fund

Virtus High Yield Fund

Virtus International Equity Fund

Virtus International Real Estate Securities Fund

Virtus International Small-Cap Fund

Virtus Multi-Sector Fixed Income Fund

Virtus Multi-Sector Short Term Bond Fund

Virtus Premium AlphaSectorSM Fund

Virtus Real Estate Securities Fund

Virtus Senior Floating Rate Fund

Virtus Wealth Masters Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 15th day of February, 2013.

VIRTUS OPPORTUNITIES TRUST

By:	/S/ GEORGE R. AYLWARD
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 15th day of February, 2013.

Signature	Title

/S/ GEORGE R. AYLWARD
George R. Aylward	Trustee and President (principal executive officer)

/S/ W. PATRICK BRADLEY
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

/S/ LEROY KEITH, JR.
Leroy Keith, Jr.*	Trustee

/S/ PHILIP R. MCLOUGHLIN
Philip R. McLoughlin*	Trustee and Chairman

/S/ GERALDINE M. MCNAMARA
Geraldine M. McNamara*	Trustee

/S/ JAMES M. OATES
James M. Oates*	Trustee

/S/ RICHARD E. SEGERSON
Richard E. Segerson*	Trustee

/S/ FERDINAND L.J. VERDONCK
Ferdinand L.J. Verdonck*	Trustee

*By	GEORGE R. AYLWARD
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase